WISDOMTREE TRUST

Supplement Dated March 1, 2013

to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information (“SAI”)

for the

WisdomTree Euro Debt Fund

The following information supplements and should be read in conjunction with the Prospectuses and SAI listed above for the WisdomTree Euro Debt Fund (the “Fund”).

Previously, the Fund’s maximum exposure to any single country was generally limited to 20% of the Fund’s assets. Effective immediately, that limit will be increased to 30% of the Fund’s assets.

If you would like additional information, including information about other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.